Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning balance	$ 3,513	$ 3,513		$ 8,108
Ending balance	2,095			3,513
Gain (Loss) on Investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in loss on extinguishment of debt, net	(1,418) [1]	(1,581)	[2]	(4,595)	[2]
Gain Loss On Extinguishment Of Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in loss on extinguishment of debt, net		$ (1,932)

[1]	Recorded in (gain) loss on financial instruments, net.
[2]	Recorded in (gain) loss on financial instruments, net.